Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	As of December 31,
	2021	2022
Amounts due within one year	565,503	305,975
Less: unamortized premium	144	—
Less: unamortized deferred loan/bond issuance costs	(12,486)	(10,998)
Borrowings, current portion	553,161	294,977
Amounts due after one year	3,152,426	3,047,916
Less: unamortized discount	—	(2,100)
Less: unamortized deferred loan/bond issuance costs	(47,367)	(41,049)
Borrowings, non-current portion	3,105,059	3,004,767
Total	3,658,220	3,299,744

Schedule of debt repayment

As of December 31,
2022
Not later than one year	305,975
Later than one year and not later than three years	1,196,148
Later than three years and not later than five years	730,712
Later than five years	1,121,056
Total	3,353,891